Financial Risk Management - Credit Risk - Aggregate Gross Credit Risk Exposure (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Assets	$ 86,645.4	$ 74,054.0
Significant unobservable inputs (Level 3)
Disclosure of credit risk exposure [line items]
Assets	8,343.2
Private placement debt securities | Significant unobservable inputs (Level 3) | Market approach
Disclosure of credit risk exposure [line items]
Assets	1,659.4	775.4
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	58,343.0	48,517.3
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	22,795.5	13,920.6
U.S. sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,957.9	$ 3,058.4
U.S. sovereign government | Credit risk | Low Risk Level
Disclosure of credit risk exposure [line items]
Risk exposure percentage	9.50%	7.80%
Other sovereign government rated AA/Aa or higher | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,074.7	$ 311.2
All other sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,194.9	649.3
Bonds, Canadian provincials | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	45.0	49.9
Bonds, U.S. states and municipalities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	387.2	378.2
Bonds, Corporate and other | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 6,873.9	$ 11,848.3
Bonds, Corporate and other | Credit risk | Low Risk Level
Disclosure of credit risk exposure [line items]
Risk exposure percentage	13.00%	27.40%
Receivable from counterparties to derivative contracts | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 158.9	$ 222.4
Insurance contract receivables | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,883.2	5,816.1
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,090.5	10,533.2
Other assets [Member] | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,881.3	1,729.7
Bonds
Disclosure of credit risk exposure [line items]
Debt instruments held		4,867.1
Bonds | Canada
Disclosure of credit risk exposure [line items]
Bonds issued by government	614.6	16.5
Bonds | HONG KONG
Disclosure of credit risk exposure [line items]
Bonds issued by government	43.5	58.7
Bonds | SINGAPORE
Disclosure of credit risk exposure [line items]
Bonds issued by government	95.1	95.7
Bonds | Australia
Disclosure of credit risk exposure [line items]
Bonds issued by government	92.7	42.0
Bonds | GREECE
Disclosure of credit risk exposure [line items]
Bonds issued by government	844.7	1.2
Bonds | India
Disclosure of credit risk exposure [line items]
Bonds issued by government	192.5	22.5
Bonds | Spain
Disclosure of credit risk exposure [line items]
Bonds issued by government	297.5	233.9
Bonds | BRAZIL
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 415.4	$ 40.0